Share-Based Payment Arrangements - Fair Values Of Share Options On The Grant Date (Details)	12 Months Ended
Dec. 31, 2022 $ / shares
Share-Based Payment Arrangements [Abstract]
Weighted average share price (in U.S. dollars per share)	$ 5.20
Weighted average exercise price (in U.S. dollars per share)	$ 5.20
Expected volatility	65.50%
Option life (in years)	10.0
Expected dividend yield	0.00%
Expected dividend yield	2.86%